INCOME TAXES - Current and deferred portions of income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current tax expense	$ (9,779,815)	$ (5,552,745)	$ (5,026,081)
Deferred tax benefit (expense)	(3,206,495)	1,264,080	662,310
Income tax expense	$ (12,986,310)	$ (4,288,665)	$ (4,363,771)